Restructuring and Other - Summary of Changes in the Restructuring and Other Severance Liability (Parenthetical) (Detail) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Severance Liability	$ 22.6	$ 3.7